Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ 710	€ 2,469	€ 437
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	307	286
Earnings to be retained	403	2,183
Owners of Aegon N.V.	€ 710	€ 2,469	€ 437